Financial Instruments - Summary of Analysis of Group's Financial Liabilities into Relevant Maturity Groupings Based on Contractual Maturities (Detail) - Liquidity risk [member] - TRY (₺)
₺ in Thousands
	Dec. 31, 2019	Dec. 31, 2018
6 months or less [member]
Disclosure of Risks [line items]
Financial liabilities	₺ (7,701,790)	₺ (7,387,594)
6 months or less [member] | Non-derivative financial liabilities [member] | Secured bank loans [member]
Disclosure of Risks [line items]
Financial liabilities	(1,329)	(1,272)
6 months or less [member] | Non-derivative financial liabilities [member] | Unsecured bank loans [member]
Disclosure of Risks [line items]
Financial liabilities	(4,246,288)	(4,354,548)
6 months or less [member] | Non-derivative financial liabilities [member] | Debt securities issued [member]
Disclosure of Risks [line items]
Financial liabilities	(318,861)	(228,838)
6 months or less [member] | Non-derivative financial liabilities [member] | Lease liabilities [member]
Disclosure of Risks [line items]
Financial liabilities	(382,558)	(372,682)
6 months or less [member] | Non-derivative financial liabilities [member] | Trade and other payables [member]
Disclosure of Risks [line items]
Financial liabilities	(2,694,568)	(2,440,300)
6 months or less [member] | Non-derivative financial liabilities [member] | Due to related parties [member]
Disclosure of Risks [line items]
Financial liabilities	(12,082)	(45,331)
6 months or less [member] | Participating cross currency swap and FX swap contracts [member] | Currency and interest swap contracts [member]
Disclosure of Risks [line items]
Financial liabilities	(46,104)	55,377
6 months or less [member] | Derivative financial liabilities [member] | Currency and interest swap contracts buy option [member]
Disclosure of Risks [line items]
Financial liabilities	6,947,440	2,519,383
6 months or less [member] | Derivative financial liabilities [member] | Currency and interest swap contracts sell option [member]
Disclosure of Risks [line items]
Financial liabilities	(6,993,544)	(2,464,006)
6-12 months [member]
Disclosure of Risks [line items]
Financial liabilities	(3,126,951)	(2,489,470)
6-12 months [member] | Non-derivative financial liabilities [member] | Secured bank loans [member]
Disclosure of Risks [line items]
Financial liabilities	(1,258)	(1,209)
6-12 months [member] | Non-derivative financial liabilities [member] | Unsecured bank loans [member]
Disclosure of Risks [line items]
Financial liabilities	(2,586,232)	(2,065,424)
6-12 months [member] | Non-derivative financial liabilities [member] | Debt securities issued [member]
Disclosure of Risks [line items]
Financial liabilities	(168,861)	(149,564)
6-12 months [member] | Non-derivative financial liabilities [member] | Lease liabilities [member]
Disclosure of Risks [line items]
Financial liabilities	(261,285)	(273,273)
6-12 months [member] | Non-derivative financial liabilities [member] | Trade and other payables [member]
Disclosure of Risks [line items]
Financial liabilities	(94,690)
6-12 months [member] | Participating cross currency swap and FX swap contracts [member] | Currency and interest swap contracts [member]
Disclosure of Risks [line items]
Financial liabilities	(14,625)
6-12 months [member] | Derivative financial liabilities [member] | Currency and interest swap contracts buy option [member]
Disclosure of Risks [line items]
Financial liabilities	130,640
6-12 months [member] | Derivative financial liabilities [member] | Currency and interest swap contracts sell option [member]
Disclosure of Risks [line items]
Financial liabilities	(145,265)
1-2 years [member]
Disclosure of Risks [line items]
Financial liabilities	(2,107,802)	(4,286,623)
1-2 years [member] | Non-derivative financial liabilities [member] | Secured bank loans [member]
Disclosure of Risks [line items]
Financial liabilities		(2,231)
1-2 years [member] | Non-derivative financial liabilities [member] | Unsecured bank loans [member]
Disclosure of Risks [line items]
Financial liabilities	(1,338,152)	(3,587,398)
1-2 years [member] | Non-derivative financial liabilities [member] | Debt securities issued [member]
Disclosure of Risks [line items]
Financial liabilities	(337,723)	(299,128)
1-2 years [member] | Non-derivative financial liabilities [member] | Lease liabilities [member]
Disclosure of Risks [line items]
Financial liabilities	(406,413)	(410,826)
1-2 years [member] | Participating cross currency swap and FX swap contracts [member] | Currency and interest swap contracts [member]
Disclosure of Risks [line items]
Financial liabilities	(25,514)	12,960
1-2 years [member] | Derivative financial liabilities [member] | Currency and interest swap contracts buy option [member]
Disclosure of Risks [line items]
Financial liabilities	254,156	193,800
1-2 years [member] | Derivative financial liabilities [member] | Currency and interest swap contracts sell option [member]
Disclosure of Risks [line items]
Financial liabilities	(279,670)	(180,840)
2-5 years [member]
Disclosure of Risks [line items]
Financial liabilities	(5,409,716)	(4,579,244)
2-5 years [member] | Non-derivative financial liabilities [member] | Unsecured bank loans [member]
Disclosure of Risks [line items]
Financial liabilities	(3,684,289)	(2,503,531)
2-5 years [member] | Non-derivative financial liabilities [member] | Debt securities issued [member]
Disclosure of Risks [line items]
Financial liabilities	(1,013,168)	(897,385)
2-5 years [member] | Non-derivative financial liabilities [member] | Lease liabilities [member]
Disclosure of Risks [line items]
Financial liabilities	(662,767)	(666,760)
2-5 years [member] | Non-derivative financial liabilities [member] | Consideration payable in relation to acquisition of Belarusian telecom [member]
Disclosure of Risks [line items]
Financial liabilities		(526,090)
2-5 years [member] | Participating cross currency swap and FX swap contracts [member] | Currency and interest swap contracts [member]
Disclosure of Risks [line items]
Financial liabilities	(49,492)	14,522
2-5 years [member] | Derivative financial liabilities [member] | Currency and interest swap contracts buy option [member]
Disclosure of Risks [line items]
Financial liabilities	708,073	249,288
2-5 years [member] | Derivative financial liabilities [member] | Currency and interest swap contracts sell option [member]
Disclosure of Risks [line items]
Financial liabilities	(757,565)	(234,766)
More than 5 years [member]
Disclosure of Risks [line items]
Financial liabilities	(9,783,398)	(8,761,099)
More than 5 years [member] | Non-derivative financial liabilities [member] | Unsecured bank loans [member]
Disclosure of Risks [line items]
Financial liabilities	(1,833,757)	(1,843,088)
More than 5 years [member] | Non-derivative financial liabilities [member] | Debt securities issued [member]
Disclosure of Risks [line items]
Financial liabilities	(6,607,901)	(6,159,028)
More than 5 years [member] | Non-derivative financial liabilities [member] | Lease liabilities [member]
Disclosure of Risks [line items]
Financial liabilities	(743,519)	(773,885)
More than 5 years [member] | Non-derivative financial liabilities [member] | Consideration payable in relation to acquisition of Belarusian telecom [member]
Disclosure of Risks [line items]
Financial liabilities	(594,020)
More than 5 years [member] | Participating cross currency swap and FX swap contracts [member] | Currency and interest swap contracts [member]
Disclosure of Risks [line items]
Financial liabilities	(4,201)	14,902
More than 5 years [member] | Derivative financial liabilities [member] | Currency and interest swap contracts buy option [member]
Disclosure of Risks [line items]
Financial liabilities	536,707	481,800
More than 5 years [member] | Derivative financial liabilities [member] | Currency and interest swap contracts sell option [member]
Disclosure of Risks [line items]
Financial liabilities	(540,908)	(466,898)
Cost [member]
Disclosure of Risks [line items]
Financial liabilities	23,492,465	23,096,957
Cost [member] | Non-derivative financial liabilities [member] | Secured bank loans [member]
Disclosure of Risks [line items]
Financial liabilities	2,415	4,180
Cost [member] | Non-derivative financial liabilities [member] | Unsecured bank loans [member]
Disclosure of Risks [line items]
Financial liabilities	12,804,467	13,526,847
Cost [member] | Non-derivative financial liabilities [member] | Debt securities issued [member]
Disclosure of Risks [line items]
Financial liabilities	5,965,790	5,210,562
Cost [member] | Non-derivative financial liabilities [member] | Lease liabilities [member]
Disclosure of Risks [line items]
Financial liabilities	1,533,055	1,413,956
Cost [member] | Non-derivative financial liabilities [member] | Trade and other payables [member]
Disclosure of Risks [line items]
Financial liabilities	2,728,485	2,372,512
Cost [member] | Non-derivative financial liabilities [member] | Due to related parties [member]
Disclosure of Risks [line items]
Financial liabilities	12,082	45,331
Cost [member] | Non-derivative financial liabilities [member] | Consideration payable in relation to acquisition of Belarusian telecom [member]
Disclosure of Risks [line items]
Financial liabilities	359,554	358,304
Cost [member] | Participating cross currency swap and FX swap contracts [member] | Currency and interest swap contracts [member]
Disclosure of Risks [line items]
Financial liabilities	86,617	165,265
Contractual cash flows [member]
Disclosure of Risks [line items]
Financial liabilities	(28,129,657)	(27,504,030)
Contractual cash flows [member] | Non-derivative financial liabilities [member] | Secured bank loans [member]
Disclosure of Risks [line items]
Financial liabilities	(2,587)	(4,712)
Contractual cash flows [member] | Non-derivative financial liabilities [member] | Unsecured bank loans [member]
Disclosure of Risks [line items]
Financial liabilities	(13,688,718)	(14,353,989)
Contractual cash flows [member] | Non-derivative financial liabilities [member] | Debt securities issued [member]
Disclosure of Risks [line items]
Financial liabilities	(8,446,514)	(7,733,943)
Contractual cash flows [member] | Non-derivative financial liabilities [member] | Lease liabilities [member]
Disclosure of Risks [line items]
Financial liabilities	(2,456,542)	(2,497,426)
Contractual cash flows [member] | Non-derivative financial liabilities [member] | Trade and other payables [member]
Disclosure of Risks [line items]
Financial liabilities	(2,789,258)	(2,440,300)
Contractual cash flows [member] | Non-derivative financial liabilities [member] | Due to related parties [member]
Disclosure of Risks [line items]
Financial liabilities	(12,082)	(45,331)
Contractual cash flows [member] | Non-derivative financial liabilities [member] | Consideration payable in relation to acquisition of Belarusian telecom [member]
Disclosure of Risks [line items]
Financial liabilities	(594,020)	(526,090)
Contractual cash flows [member] | Participating cross currency swap and FX swap contracts [member] | Currency and interest swap contracts [member]
Disclosure of Risks [line items]
Financial liabilities	(139,936)	97,761
Contractual cash flows [member] | Derivative financial liabilities [member] | Currency and interest swap contracts buy option [member]
Disclosure of Risks [line items]
Financial liabilities	8,577,016	3,444,271
Contractual cash flows [member] | Derivative financial liabilities [member] | Currency and interest swap contracts sell option [member]
Disclosure of Risks [line items]
Financial liabilities	₺ (8,716,952)	₺ (3,346,510)